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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      2/9/09
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     22
                                          ---------------------

Form 13F Information Table Value Total:     $ 119,768
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AMERICAN EXPRESS CO	 COM	   025816 10 9   4402     237300   SH	     SOLE	 NONE      237300  0	  0
BERKSHIRE HATHAWAY DEL 	 CL B	   084670 20 7   8131       2530   SH	     SOLE	 NONE	     2530  0	  0
COACH INC		 COM	   189754 10 4   3138     151100   SH	     SOLE	 NONE	   151100  0	  0
COCA COLA CO		 COM	   191216 10 0   8316     183700   SH	     SOLE	 NONE	   183700  0	  0
CVS CAREMARK CORP	 COM	   126650 10 0   3285     114300   SH	     SOLE	 NONE	   114300  0	  0
DIAGEO P L C 		 SPON ADR  25243Q 20 5   5844     103000   SH	     SOLE	 NONE	   103000  0	  0
DONALDSON INC		 COM	   257651 10 9   2827      84000   SH	     SOLE	 NONE	    84000  0	  0
GENERAL ELECTRIC CO 	 COM	   369604 10 3   3648     225200   SH	     SOLE	 NONE	   225200  0	  0
INTEL CORP		 COM	   458140 10 0   3117     212600   SH	     SOLE	 NONE	   212600  0	  0
JOHNSON & JOHNSON	 COM	   478160 10 4   8436     141000   SH	     SOLE	 NONE	   141000  0	  0
MCDONALDS CORP 		 COM	   580135 10 1   6934     111500   SH	     SOLE	 NONE	   111500  0	  0
MICROSOFT CORP		 COM	   594918 10 4   4802     247000   SH	     SOLE	 NONE	   247000  0	  0
NIKE INC 		 CL B	   654106 10 3   6513     127700   SH	     SOLE	 NONE	   127700  0	  0
PEPSICO INC 		 COM	   713448 10 8   8166     149100   SH	     SOLE	 NONE      149100  0	  0
PFIZER INC 		 COM	   717081 10 3   6246     352700   SH	     SOLE	 NONE	   352700  0	  0
PROCTER & GAMBLE CO	 COM       742718 10 9   6213     100500   SH	     SOLE	 NONE	   100500  0	  0
STARBUCKS CORP 		 COM	   855244 10 9   2460     260000   SH	     SOLE	 NONE	   260000  0	  0
TARGET CORP 		 COM	   87612E 10 6   4762     137900   SH	     SOLE	 NONE	   137900  0	  0
UNITEDHEALTH GROUP INC	 COM	   91324P 10 2   7677     288600   SH	     SOLE	 NONE	   288600  0	  0
WAL MART STORES INC 	 COM	   931142 10 3   8998     160500   SH	     SOLE	 NONE	   160500  0	  0
WALGREEN CO		 COM	   931422 10 9   3646     147800   SH	     SOLE	 NONE	   147800  0	  0
ZIMMER HLDGS INC	 COM	   98956P 10 2   2207      54600   SH	     SOLE	 NONE	    54600  0	  0

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